CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jan. 01, 2023	Jan. 02, 2022
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	45,033,027	45,033,027
Common stock, shares outstanding (in shares)	44,246,603	44,246,603